CHANGE IN ACCOUNTING POLICIES AND ATS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Schedule of New Accounting Pronouncements
The adoption of ASU No. 2017-07 had no impact on the Company's consolidated balance sheet. The following table summarizes the impact of adopting ASC 606 and the impact of the ATS Acquisition on the Company's consolidated balance sheets:

	December 31, 2017				December 31, 2016
	As Reported	Impact of ASC 606	Impact of ATS Acquisition	As Adjusted	As Reported	Impact of ASC 606	As Adjusted
Cash and cash equivalents	$273,329	$—	$56,519	$329,848	$486,792	$—	$486,792
Other current assets	580,231	14,068	(20,548)	573,751	1,218,127	14,068	1,232,195
Property, plant and equipment, net	6,063,829	—	(40,003)	6,023,826	6,597,635	—	6,597,635
Goodwill	7,996,760	—	23,101	8,019,861	7,992,700	—	7,992,700
Other assets, long-term	19,861,076	10,261	(6,541)	19,864,796	20,178,995	10,261	20,189,256
Total assets	$34,775,225	$24,329	$12,528	$34,812,082	$36,474,249	$24,329	$36,498,578
Current liabilities	2,492,983	6,978	20,401	2,520,362	3,704,933	6,978	3,711,911
Deferred tax liability	4,775,115	4,685	(10,514)	4,769,286	7,966,815	4,685	7,971,500
Liabilities, long-term	21,779,997	—	6,394	21,786,391	22,704,512	—	22,704,512
Total liabilities	$29,048,095	$11,663	$16,281	$29,076,039	$34,376,260	$11,663	$34,387,923
Redeemable equity	231,290	—	—	231,290	68,147	—	68,147
Paid-in-capital	4,642,128	—	23,101	4,665,229	3,003,554	—	3,003,554
Retained earnings (accumulated deficit)	854,824	12,666	(26,854)	840,636	(975,978)	12,666	(963,312)
Total stockholders' equity	5,495,840	12,666	(3,753)	5,504,753	2,029,842	12,666	2,042,508
Total liabilities and stockholders' equity	$34,775,225	$24,329	$12,528	$34,812,082	$36,474,249	$24,329	$36,498,578
The following table summarizes the impact of adopting ASC 606 and ASU No. 2017-07 and the impact of the ATS Acquisition on the Company's consolidated statements of operations:

	Year Ended December 31, 2017
	As Reported	Impact of ASC 606	Impact of ASU No. 2017-07	Impact of ATS Acquisition	As Adjusted
Residential:
Pay TV	$4,214,745	$59,878	$—	$(501)	$4,274,122
Broadband	2,563,772	45,192	—	(369)	2,608,595
Telephony	823,981	(122,981)	—	(235)	700,765
Business services and wholesale	1,298,817	(604)	—	—	1,298,213
Advertising	391,866	—	—	—	391,866
Other	33,389	—	—	—	33,389
Total revenue	9,326,570	(18,515)	—	(1,105)	9,306,950

Programming and other direct costs	3,035,655	—	—	—	3,035,655
Other operating expenses	2,342,655	(18,515)	(11,863)	35,038	2,347,315
Restructuring and other expense	152,401	—	—	—	152,401
Depreciation and amortization	2,930,475	—	—	96	2,930,571
Operating income	865,384	—	11,863	(36,239)	841,008
Other income (expense), net	(2,196,733)	—	(11,863)	—	(2,208,596)
Loss before income taxes	(1,331,349)	—	—	(36,239)	(1,367,588)
Income tax benefit	2,852,967	—	—	9,385	2,862,352
Net income	$1,521,618	$—	$—	$(26,854)	$1,494,764

	Year Ended December 31, 2016
	As Reported	Impact of ASC 606	Impact of ASU No. 2017-07	As Adjusted
Residential:
Pay TV	$2,759,216	$29,657	$—	$2,788,873
Broadband	1,617,029	34,545	—	1,651,574
Telephony	529,973	(64,202)	—	465,771
Business services and wholesale	819,541	—	—	819,541
Advertising	252,049	—	—	252,049
Other	39,404	—	—	39,404
Total revenue	6,017,212	—	—	6,017,212

Programming and other direct costs	1,911,230	—	—	1,911,230
Other operating expenses	1,705,615	—	(3,143)	1,702,472
Restructuring and other expense	240,395	—	—	240,395
Depreciation and amortization	1,700,306	—	—	1,700,306
Operating income	459,666	—	3,143	462,809
Other income (expense), net	(1,550,811)	—	(3,143)	(1,553,954)
Loss before income taxes	(1,091,145)	—	—	(1,091,145)
Income tax benefit	259,666	—	—	259,666
Net loss	$(831,479)	$—	$—	$(831,479)